Summary of Significant Accounting Policies - Schedule of Convertible Debt Measured at Fair Value (Details) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Total derivative liability	$ 703,439		$ 703,439		$ 726,871	$ 1,333,021
Change in fair value included in other income (expense), net	1,332	$ 278,066	23,432	$ 437,251	606,150	(260,737)
Carry Value [Member]
Derivative liabilities: Embedded conversion features - notes	703,439		703,439		726,871	1,333,021
Total derivative liability	$ 703,439		$ 703,439		$ 726,871	$ 1,333,021